IN ACCORDANCE WITH RULE 202 OF REGULATION S-T, THIS REGISTRATION STATEMENT IS BEING FILED IN PAPER PURSUANT TO A CONTINUING HARDSHIP EXEMPTION.

    As filed with the Securities and Exchange Commission on June 6, 1995
                                               Securities Act File No. 33-92012

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

 X  Pre-Effective Amendment No. 1     ---  Post-Effective Amendment No. -----
 --

                        (Check appropriate box or boxes)

                            SMITH HAYES Trust, Inc.
               (Exact Name of Registrant as specified in Charter)

                                                   (402) 476-3000
                        (Area Code and Telephone Number)

          500 Centre Terrace, 1225 "L" Street, Lincoln, Nebraska 68508
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                Thomas C. Smith
                            SMITH HAYES Trust, Inc.
          500 Centre Terrace, 1225 "L" Street, Lincoln, Nebraska 68508
                    (Name and Address of Agent for Service)
                                With a copy to:
                                 Donald F. Burt


                  Cline, Williams, Wright, Johnson & Oldfather
                          1900 FirsTier Bank Building
                              13th and "M" Streets
                            Lincoln, Nebraska 68508

         Approximate date of proposed public offering: As soon as practicable after the Registration Statement under the Securities Act of 1933 becomes effective.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Lincoln, State of Nebraska, on the 5th day of June, 1995.

                                                 SMITH HAYES Trust, Inc.
                                                 Thomas C. Smith, Chairman



                                                 By: -------------------------
                                                    Jean B. Norris
                                                    Attorney-in-fact

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 6, 1995.


Signature

-------------------------------------
Thomas C. Smith
Chairman, President, Principal Executive
Officer, Principal Financial and
Accounting Officer and Treasurer

-------------------------------------            By:--------------------------
                                                   Jean B. Norris
Thomas D. Potter                                   Attorney-in-fact
Director

-------------------------------------
Thomas R. Larsen
Director

-------------------------------------
Dale C. Tinstman
Director